PIMCO Funds

Supplement dated February 18, 2021 to the Municipal Value Funds Prospectus (the “Prospectus”), and to the Statement of Additional Information (the “SAI”), each dated July 31, 2020, each as supplemented from time to time

Disclosure Regarding the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund (each, a “Fund” and collectively, the “Funds”)

IMPORTANT NOTICE REGARDING CHANGE IN EACH FUND’S NAME

Effective March 1, 2021, all references to the Funds’ names in the Prospectus and the SAI are changed as indicated below:

Current Fund Name	New Fund Name effective March 1, 2021
PIMCO Gurtin California Municipal Intermediate Value Fund	PIMCO California Municipal Intermediate Value Fund
PIMCO Gurtin California Municipal Opportunistic Value Fund	PIMCO California Municipal Opportunistic Value Fund
PIMCO Gurtin National Municipal Intermediate Value Fund	PIMCO National Municipal Intermediate Value Fund
PIMCO Gurtin National Municipal Opportunistic Value Fund	PIMCO National Municipal Opportunistic Value Fund

In addition, effective March 1, 2021, the second paragraph of the “Purchases, Redemptions and Exchanges — Eligibility” section of the Prospectus is deleted in its entirety and replaced by the following:

In order to protect the interests of shareholders, PIMCO may find it necessary to limit new purchases of shares of each of the PIMCO National Municipal Opportunistic Value Fund and PIMCO California Municipal Opportunistic Value Fund when PIMCO determines that allowing additional inflows into those Funds could negatively affect a Fund’s ability to meet the applicable Fund’s investment objective. PIMCO may close the PIMCO National Municipal Opportunistic Value Fund and/or the PIMCO California Municipal Opportunistic Value Fund to (i) initial purchases by new investors or (ii) initial purchases by new investors and subsequent purchases by existing shareholders, in PIMCO’s sole discretion. Such a closure will not affect the rights of existing shareholders with respect to shares of the Funds held as of the date of the closure. In addition, during such a closure, the purchase of additional shares of the applicable Fund through dividend reinvestments will continue to be permitted. If the PIMCO California Municipal Opportunistic Value Fund and/or the PIMCO National Municipal Opportunistic Value Fund is closed, PIMCO may re-open the applicable Fund(s) to (i) subsequent purchases by existing shareholders or (ii) initial purchases by new investors and subsequent purchases by existing shareholders, as appropriate in light of market conditions, as determined by PIMCO in its sole discretion. Notice will be provided regarding such closures or re-openings.

In addition, effective March 1, 2021, the final paragraph of the “Purchases, Redemptions and Exchanges” section of the SAI is deleted in its entirety and replaced by the following:

In order to protect the interests of shareholders, PIMCO may find it necessary to limit new purchases of shares of each of the PIMCO National Municipal Opportunistic Value Fund and PIMCO California Municipal Opportunistic Value Fund when PIMCO determines that allowing additional inflows into those Funds could negatively affect a Fund’s ability to meet the applicable Fund’s investment objective. PIMCO may close the

PIMCO National Municipal Opportunistic Value Fund and/or the PIMCO California Municipal Opportunistic Value Fund to (i) initial purchases by new investors or (ii) initial purchases by new investors and subsequent purchases by existing shareholders, in PIMCO’s sole discretion. Such a closure will not affect the rights of existing shareholders with respect to shares of the Funds held as of the date of the closure. In addition, during such a closure, the purchase of additional shares of the applicable Fund through dividend reinvestments will continue to be permitted. If the PIMCO California Municipal Opportunistic Value Fund and/or the PIMCO National Municipal Opportunistic Value Fund is closed, PIMCO may re-open the applicable Fund(s) to (i) subsequent purchases by existing shareholders or (ii) initial purchases by new investors and subsequent purchases by existing shareholders, as appropriate in light of market conditions, as determined by PIMCO in its sole discretion. Notice will be provided regarding such closures or re-openings.

Investors Should Retain This Supplement for Future Reference

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